Interest and Financing Service Fees on Loans	9 Months Ended
Sep. 30, 2022
Interest and financing service fees on loans [Abstract]
Interest and financing service fees on loans
10	Interest and financing service fees on loans

Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the unaudited condensed consolidated statements of comprehensive income using the effective interest method. Interest income on loans which is recognized with contractual interest rate were RMB1,319,660,155 and RMB1,178,852,531 for the period from January 1 to September 30, 2021 and 2022, respectively. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method. Financing service fee on loans were RMB5,996,859 and RMB1,254,135 for the period from January 1 to September 30, 2021 and 2022, respectively.

Interest and fees income and costs from traditional facilitation model and new collaboration model for the period from January 1, 2022 to September 30, 2022 are listed as below:

	Nine months ended September 30, 2022
	Traditional facilitation model	Collaboration Model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	24,901,747	1,155,204,919	1,180,106,666
Interests on deposits with banks	530,044	8,225,880	8,755,924
Interest expense on interest-bearing borrowings	(7,859,919)	(575,730,015)	(583,589,934)

Net interest and fees income	17,571,872	587,700,784	605,272,656

Interest income charged to sales partners	-	89,501,328	89,501,328
Collaboration cost for sales partners	-	(241,162,974)	(241,162,974)

Net interest and fees income after collaboration cost	17,571,872	436,039,138	453,611,010

Provision for credit losses	82,716,654	(236,957,351)	(154,240,697)

Net interest and fees income after collaboration cost and provision for credit losses	100,288,526	199,081,787	299,370,313